Notes to the Statements of Comprehensive Loss (Details) - Schedule of general and administrative expenses - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of General And Administrative Expenses [Abstract]
Salaries and related expenses	[1],[2]	₪ 2,292	₪ 2,747	₪ 3,115
Consulting and professional services		2,109	1,366	631
Directors fees		424	450	252
Office expenses		81	78	64
Insurance		908	118	55
Others		678	390	305
Total		6,492	5,149	4,422
Including share-based payment	[2]	795	1,406	1,785
Including salary of interested parties	[1]	₪ 1,984	₪ 2,457	₪ 2,466

[1]	Including salary of interested parties
[2]	Including share-based payment